Equity (Details) - Schedule of share movements - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Movements Abstract
Total ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114